Note 17 - Commitments And Contingent Liabilities (Details Textual) ¥ in Thousands, $ in Thousands	36 Months Ended	119 Months Ended
	Mar. 31, 2016 JPY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 JPY (¥)
May 2006, January 2007, January 2008 and January 2015 Agreements [Member] | Investment Per Fund [Member]
Contractual Obligation		$ 5,000
May 2006, January 2007, January 2008 and January 2015 Agreements [Member]
Contractual Obligation		20,000
Payments to Acquire Investments		$ 14,093
April 2013 Agreement [Member]
Contractual Obligation | ¥			¥ 100,000
Payments to Acquire Investments | ¥	¥ 87,404